Property, plant and equipment Disclosure NBV of Tangible Assets and Right of use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure NBV Tangible and Right of use Assets [Table Text Block]	12) Property, plant and equipment

	December 31, 2024	December 31, 2023
	€m	€m
Owned property, plant and equipment (i)	518.6	501.6
Right-of-use assets (ii)	72.5	62.1
Property, plant and equipment	591.1	563.7

Disclosure of detailed information about property, plant and equipment [text block]

	Land and buildings	Plant and equipment	Computer equipment	Total
	€m	€m	€m	€m
Cost
Balance at December 31, 2022	226.0	528.6	14.2	768.8
Additions	14.2	49.1	4.3	67.6
Disposals	(1.8)	(1.9)	(0.3)	(4.0)
Effect of movements in foreign exchange	0.8	1.4	0.1	2.3
Balance at December 31, 2023	239.2	577.2	18.3	834.7
Additions	14.2	49.5	2.3	66.0
Transfer from inventory (note 17)	—	9.7	—	9.7
Disposals	(1.0)	(3.4)	(5.2)	(9.6)
Effect of movements in foreign exchange	2.4	9.0	0.1	11.5
Balance at December 31, 2024	254.8	642.0	15.5	912.3
Accumulated depreciation and impairment
Balance at December 31, 2022	48.6	219.5	6.8	274.9
Depreciation	10.5	47.1	2.1	59.7
Disposals	(1.5)	(1.0)	(0.2)	(2.7)
Effect of movements in foreign exchange	0.3	0.8	0.1	1.2
Balance at December 31, 2023	57.9	266.4	8.8	333.1
Depreciation	10.9	47.5	3.0	61.4
Disposals	(0.1)	(3.3)	(5.1)	(8.5)
Effect of movements in foreign exchange	1.3	6.3	0.1	7.7
Balance at December 31, 2024	70.0	316.9	6.8	393.7
Net book value December 31, 2022	177.4	309.1	7.4	493.9
Net book value December 31, 2023	181.3	310.8	9.5	501.6
Balance at December 31, 2024	184.8	325.1	8.7	518.6

Asset Class of RIght of use Assets [Table Text Block]
(ii)    Right-of-use assets

	December 31, 2024	December 31, 2023
	€m	€m
Net book value
Land and Buildings	50.8	42.8
Plant and equipment and motor vehicles	21.6	19.2
Computer equipment	0.1	0.1
Right-of-use assets	72.5	62.1

Additions to right-of-use assets during the year ended December 31, 2024 were €40.8 million (year ended December 31, 2023: €31.7 million).
Lease liabilities are included within loans and borrowings in Note 20. Interest on lease liabilities is presented as a finance cost in Note 10. Payments of lease liabilities are included as a financing activity within the Consolidated Statement of Cash Flows.

Disclosure of depreciation and amortisation expense [text block]

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	€m	€m	€m
Depreciation
Land and Buildings	17.6	19.8	15.2
Plant and equipment and motor vehicles	9.0	7.7	6.8
Computer equipment	0.1	0.1	0.1
Depreciation expense of right-of-use assets	26.7	27.6	22.1